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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-39579


           SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

  MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND Dated September 27, 1999
     MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND Dated March 31, 2000 MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND Dated March 31, 2000
  MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES Dated February 3, 2000
         MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
                            Dated November 29, 1999
MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC. Dated April 27, 2000
  MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC. Dated January 31, 2000
   MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST Dated September 27, 1999 MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC. Dated October 29, 1999
        MORGAN STANLEY DEAN WITTER INFORMATION FUND Dated May 31, 2000
   MORGAN STANLEY DEAN WITTER LATIN AMERICAN GROWTH FUND Dated March 31, 2000
     MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST Dated October 29, 1999 MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
                             Dated April 28, 2000
      MORGAN STANLEY DEAN WITTER SHORT-TERM BOND FUND Dated June 23, 2000 MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND Dated April 28, 2000
    MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND Dated September 27, 1999 MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES Dated August 27, 1999

     The first sentence of the second paragraph of Section VIII. B. of the Fund's Statement of Additional Information is hereby replaced by the following:

     In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors/Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price.

July 31, 2000